As filed with the United States Securities and Exchange Commission on March 15, 2012
1933 Act Reg. No. 33-44611
1940 Act Reg. No. 811-06463

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☒
AIM INTERNATIONAL MUTUAL FUNDS
(INVESCO INTERNATIONAL MUTUAL FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Seba Kurian, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 15th day of March, 2012.
Registrant: AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President
(Philip A. Taylor)	(Principal Executive Officer)	March 15, 2012

/s/ David C. Arch*	Trustee	March 15, 2012
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	March 15, 2012
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	March 15, 2012
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	March 15, 2012
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	March 15, 2012
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	March 15, 2012
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	March 15, 2012
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	March 15, 2012
(Jack M. Fields)

/s/ Carl Frischling*	Trustee	March 15, 2012
(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	March 15, 2012
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	March 15, 2012
(Larry Soll)

	SIGNATURES	TITLE	DATE

	/s/ Hugo F. Sonnenschein*	Trustee	March 15, 2012
(Hugo F. Sonnenschein)

	/s/ Raymond Stickel, Jr.*	Trustee	March 15, 2012
(Raymond Stickel, Jr.)

	/s/ Wayne W. Whalen*	Trustee	March 15, 2012
(Wayne W. Whalen)

		Vice President & Treasurer	March 15, 2012
	/s/ Sheri Morris	(Principal Financial and
	(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor		March 15, 2012
Philip A. Taylor
Attorney-in-Fact
** Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 45 on February 24, 2011.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def